Capital Stock and Changes in Capital Accounts - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Jan. 25, 2022
Common stock
Capital Stock and Changes in Capital Accounts
Number of common stock exercised	665,600
Class A warrants
Capital Stock and Changes in Capital Accounts
Number of warrants exercised	4,156,000
Number of warrants available for exercise	14,474,000
Warrants, expiration period from issuance		5 years
Class A warrants | Common stock
Capital Stock and Changes in Capital Accounts
Aggregate number of shares called by warrants outstanding	1,447,400
Exercise price of warrant	$ 7.70
Pre-funded warrants
Capital Stock and Changes in Capital Accounts
Number of warrants exercised	2,500,000